Other comprehensive income	12 Months Ended
Dec. 31, 2019
Other comprehensive income
Other comprehensive income

Note 21—Other Comprehensive Income

The following table includes amounts recorded within “Total other comprehensive income (loss)” including the related income tax effects:

	2019			2018			2017
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
($ in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Foreign currency translation adjustments:
Foreign currency translation adjustments	(130)	—	(130)	(641)	14	(627)	911	1	912
Gain on liquidation of foreign subsidiary	—	—	—	(31)	—	(31)	—	—	—
Changes attributable to divestments(1)	(2)	—	(2)	12	—	12	12	—	12
Net change during the year	(132)	—	(132)	(660)	14	(646)	923	1	924

Available-for-sale securities:
Net unrealized gains (losses) arising
during the year	16	(2)	14	(5)	1	(4)	1	—	1
Reclassification adjustments for net
(gains) losses included in net income	1	(1)	—	1	—	1	—	—	—
Net change during the year	17	(3)	14	(4)	1	(3)	1	—	1

Pension and other postretirement plans:
Prior service (costs) credits arising
during the year	3	3	6	(11)	4	(7)	(20)	4	(16)
Net actuarial gains (losses) arising
during the year	(293)	73	(220)	(411)	59	(352)	(184)	45	(139)
Amortization of prior service cost (credit)
included in net income	(25)	(3)	(28)	(19)	(5)	(24)	6	—	6
Amortization of net actuarial loss included
in net income	99	(31)	68	91	(22)	69	90	(27)	63
Net losses from pension settlements
included in net income	38	(6)	32	23	(4)	19	13	(4)	9
Changes attributable to divestments(1)	—	—	—	—	—	—	8	(2)	6
Net change during the year	(178)	36	(142)	(327)	32	(295)	(87)	16	(71)

Cash flow hedge derivatives:
Net gains (losses) arising during the year	20	—	20	(51)	2	(49)	45	(7)	38
Reclassification adjustments for net (gains)
losses included in net income	(9)	—	(9)	20	1	21	(26)	4	(22)
Changes attributable to divestments(1)	—	—	—	—	—	—	(4)	1	(3)
Net change during the year	11	—	11	(31)	3	(28)	15	(2)	13
Total other comprehensive income (loss)	(282)	33	(249)	(1,022)	50	(972)	852	15	867

(1) Includes adjustments to the initial purchase price allocation recorded during the measurement period.

a

The following table shows changes in “Accumulated other comprehensive loss” (OCI) attributable to ABB, by component, net of tax:
		Unrealized	Pension and	Unrealized
	Foreign	gains (losses)	other post-	gains (losses)	Accumulated
	currency	on available-	retirement	of cash	other
	translation	for-sale	plan	flow hedge	comprehensive
($ in millions)	adjustments	securities	adjustments	derivatives	loss
Balance at January 1, 2017	(3,592)	7	(1,601)	(1)	(5,187)
Other comprehensive (loss) income
before reclassifications	912	1	(155)	38	796
Amounts reclassified from OCI	—	—	78	(22)	56
Changes attributable to divestments	12	—	6	(3)	15
Total other comprehensive (loss) income	924	1	(71)	13	867
Less:
Amounts attributable to noncontrolling
interests	25	—	—	—	25
Balance at December 31, 2017	(2,693)	8	(1,672)	12	(4,345)
Cumulative effect of changes in
accounting principles(1)	—	(9)	—	—	(9)
Other comprehensive (loss) income
before reclassifications	(627)	(4)	(359)	(49)	(1,039)
Amounts reclassified from OCI	(31)	1	64	21	55
Changes attributable to divestments	12	—	—	—	12
Total other comprehensive (loss) income	(646)	(3)	(295)	(28)	(972)
Less:
Amounts attributable to noncontrolling
interests	(15)	—	—	—	(15)
Balance at December 31, 2018	(3,324)	(4)	(1,967)	(16)	(5,311)
Adoption of an accounting
standard update(2)	—	—	(36)	—	(36)
Other comprehensive (loss) income
before reclassifications	(130)	14	(214)	20	(310)
Amounts reclassified from OCI	—	—	72	(9)	63
Changes attributable to divestments	(2)	—	—	—	(2)
Total other comprehensive (loss) income	(132)	14	(142)	11	(249)
Less:
Amounts attributable to noncontrolling
interests	(6)	—	—	—	(6)
Balance at December 31, 2019	(3,450)	10	(2,145)	(5)	(5,590)

(1) Amounts relate to the adoption of two accounting standard updates in 2018 regarding the Recognition and measurement of financial assets and financial liabilities and Revenue from contracts with customers.

(2) Amounts relate to the adoption of an accounting standard update in 2019 regarding the Tax Cuts and Jobs Act of 2017. See “Applicable for current periods” section of Note 2 for more details.

The following table reflects amounts reclassified out of OCI in respect of Foreign currency translation adjustments and Pension and other postretirement plan adjustments:

($ in millions)	Location of (gains) losses
Details about OCI components	reclassified from OCI	2019	2018	2017
Foreign currency translation adjustments:
Gain on liquidation of foreign subsidiary	Other income (expense), net	—	(31)	—

Pension and other postretirement plan adjustments:
Amortization of prior service cost (credit)	Non-operational pension (cost) credit(1)	(25)	(19)	6
Amortization of net actuarial loss	Non-operational pension (cost) credit(1)	99	91	90
Net losses from pension settlements	Non-operational pension (cost) credit(1)	38	23	13
Total before tax		112	95	109
Tax	Provision for taxes	(40)	(31)	(31)
Amounts reclassified from OCI		72	64	78

(1) Amounts include a total of $6 million, $12 million and $9 million in 2019, 2018 and 2017, respectively, reclassified from OCI to Income from discontinued operations.

The amounts reclassified out of OCI in respect of Unrealized gains (losses) on available‑for‑sale securities and Unrealized gains (losses) of cash flow hedge derivatives were not significant in 2019, 2018 and 2017.